STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

NOTE 9 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended January 15, 2021, the Company adopted a stock option plan entitled “The 2021 Stock Plan” (2021 Plan) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights up to 15% of the then fully diluted number of shares of the Company’s Common Stock, automatically adjusted on January 1 each year. As at December 31, 2021, there were 668,000 outstanding stock options valued at historic fair market value of $367,400 and 1,669,000 shares issued valued at a fair historic market value of $43,919 at the time of award. As at December 31, 2020, there was “The 2010 Stock Plan” under this plan there were 533,000 outstanding stock options with a fair historic market value of $275,603 and 11,002,000 shares issued with a fair historic market value of $1,075,358 at the time of award.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards may be directly issued under the Plan (without any intervening options). Stock Awards may be issued which are fully and immediately vested upon issuance.

Shares Awarded and Issued 2010 Plan:

On January 1, 2020 the Company granted 250,000 shares with a fair market value of $0.285/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $71,250.

On January 31, 2020 the Company granted two subcontractors a total of 200,000 shares with a fair market value of $0.14/share at the time of award, as compensation for their work with the Company’s marketing efforts, for a total of $28,000.

On February 21, 2020 the Company granted 3,000 shares with a fair market value of $0.439/share to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $1,317.

On March 18, 2020 the Company granted 200,000 shares with a fair market value of $0.245/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $49,000.

On March 25, 2020, the Company granted 3,000 shares with a fair market value of $0.31/share to three members of the Company Board as compensation for their contribution in the Company’s Board of Directors, for a total of $930.

On May 1, 2020 the Company appointed Mr. Mike Sheikh as EVP of Business Development. Mr. Sheikh was issued 8,800,000 shares with a fair market value of $0.003/share to be equally vested over a period of 3 years, but fully vested upon a change of control. The shares total fair value at the time of the award was $26,400.

On July 1, 2020, the Company granted 3,000 shares with a fair market value of $0.19/share to three members of the Company Board as compensation for their contribution in the Board and Committee contribution during the previous quarter, for a total of $570.

On August 3, 2020, the Company granted a total of 100,000 shares, to two Medical Consultants for their efforts in validating the Company’s science and potential clinical pathways. The shares total fair value at the time of award was $300.

On September 17, 2020, the Company granted a total of 50,000 shares, to a Medical Consultants for his efforts in validating the Company’s science and potential clinical pathways. The shares total fair value at the time of award was $1,500.

On October 1, 2020, the Company granted 3,000 shares with a fair market value of $0.02/share to three members of the Company Board as compensation for their contribution in the Board and Committee contribution during the previous quarter, for a total of $60.

On November 13, 2020, the Company granted 63,000 shares with a fair market value of $0.18/share to three members of the Company Board as compensation for their contribution in the Board and Committee contribution during the previous quarter, for a total of $11,580.

On November 13, 2020, the Company granted 200,000 shares with a fair market value of $0.19/share to two Medical Consultants for their efforts in validating the Company’s science and potential clinical pathways, for a total of $37,500.

On January 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.24/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $2,400.

On January 15, 2021 the Company granted 3,189,200 shares of Common Stock valued at $0.24/share, equally divided to 227,800 shares/each to fourteen of the Company’s Managers, Board- and Medical Advisory Board members, as well as to indispensable Consultants currently working on the clinical trial submissions with the FDA, for a total value of $765,408. On November 20, 2021, the Management returned 1,083,400 of these shares to the Plan in order to avoid dilution of the Company stock, the shares were cancelled upon return. The shares market value at the time of issuance were $260,016, or $0.24/share.

Shares Awarded and Issued 2021 Plan:

On April 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.17/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $1,700.

On April 1, 2021 the Company granted 90,000 shares with a fair market value of $0.17/share to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $15,300.

On April 22, 2021 the Company granted 150,000 shares with a fair market value of $0.17/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $25,500.

On June 15, 2021 the Company granted 450,000 shares with a fair market value of $0.001/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $450.

On July 1, 2021 the Company granted 10,000 shares to a Medical Advisory Board Member for her contribution to the Company during the second quarter of 2021. The total fair market value at the time of the award was $10, or $0.001/share.

On July 1, 2021 the Company granted 90,000 shares to three Board Members in reward of their attendance at Board and Committee meetings during the second quarter of 2021. The total fair market value at the time of the award was $90, or $0.001/share.

On August 2, 2021 the Company granted 699,000 shares to our Investment Banker as per outlined in the PPM for a total value of $699, or $0.001/share.

On October 1, 2021 the Company granted 170,000 shares to four Board members in reward of their attendance at Board and Committee meetings during the third quarter of 2021. The total fair market value at the time of the award was $170, or $0.001/share.

On November 20, 2021 the Company granted 3,597,529 shares to an affiliate for their development and regulatory work with the Company’s first indication. The total fair market value at the time of the award was $7,594, or 0.0021/share.

On December 3, 2021 the Company granted 322,580 shares to an affiliate as compensation for Management Fee and Legal Expenses for a total value of $95,000, or 0.2945/share as per written agreement.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Granted as at December 31, 2020 from the 2010 Plan	11,002,000	$0.003 - 1.49	$0.10
Shares Granted in 2021 from the 2010 Plan	3,199,200	0.24	0.24
Shares Granted as at December 31, 2021 from the 2021 Plan	4,505,709	$0.001 – 0.29	$0.07

For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $557,422 in connection with share-based payment awards. For the year ended December 31, 2020, the Company recorded stock-based compensation expense of $228,407 in connection with share-based payment awards.

Stock options granted and vested 2010 Plan:

On January 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.31 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $603.

On February 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.15 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $4,401.

On April 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.32 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $646.

On May 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.001 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $45.

On July 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.18/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $538.

On August 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.14/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $6,300.

On October 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.05/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $135.

On November 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.18/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $5,792.

Stock options granted and vested 2021 Plan:

On February 1, 2021 the Company granted 45,000 three-year options immediately vested at an exercise price of $0.20 to an Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $6,750.

On May 1, 2021 the Company granted 45,000 three-year options immediately vested at an exercise price of $0.19 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $7,650.

On August 1, 2021 the Company granted 45,000 3-year options immediately vested at an exercise price of $0.001 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $45.

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2021 and 2020 was calculated with the following assumptions:

	2021	2020
Risk-free interest rate	0.16 - 1.00%	0.10 - 1.61%
Expected dividend yield	0%	0%
Volatility factor (monthly)	175.34%	158.22%
Expected life of option	3 years	3 years

For the year ended December 31, 2021, the Company recorded compensation expense of $18,460 in connection with awarded stock options. The Company recorded $257,143 in awarded option valuation as compensation expense during 2020. As at December 31, 2021, there was no unrecognized compensation expense related to non-vested stock option awards.

The following table summarizes the Company’s stock option activity during the year ended at December 31, 2021:

	Number of Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as at December 31, 2020	533,000	$0.001 - 1.21	$0.73
Granted	135,000	0.001 - 0.32	0.13
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as at December 31, 2021	668,000	$0.001 - 1.21	$0.55

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2021:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	90,000	$0.001	1.95	$—	90,000	$0.001	1.95	$—
0.05	3,000	0.05	1.75	—	3,000	0.05	1.75	—
0.15	90,000	0.15	1.33	—	90,000	0.15	1.33	—
0.18	45,000	0.18	1.83	—	45,000	0.18	1.83	—
0.19	45,000	0.19	2.33	—	45,000	0.19	2.33	—
0.20	48,000	0.20	2.04	—	48,000	0.20	2.04	—
0.31	3,000	0.31	1.00	—	3,000	0.31	1.00	—
0.32	3,000	0.32	1.25	—	3,000	0.32	1.25	—
0.73	3,000	0.73	0.83	—	3,000	0.73	0.83	—
0.61	45,000	0.61	0.75	—	45,000	0.61	0.75	—
0.95	200,000	0.95	0.70	—	200,000	0.95	0.70	—
1.09	3,000	1.09	0.50	—	3,000	1.09	0.50	—
1.10	45,000	1.10	0.58	—	45,000	1.10	0.58	—
1.21	45,000	1.21	0.33	—	45,000	1.21	0.33	—
$0.001-1.21	668,000	$0.55	1.22	$—	668,000	$0.55	1.22	$—

The following table sets forth the status of the Company’s non-vested stock options as at December 31, 2021 and December 31, 2020:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2020	—	$—
Granted	135,000	0.13
Forfeited	—	—
Vested	(135,000)	0.13
Non-vested as at December 31, 2021	—	$—

The weighted-average remaining contractual life for options exercisable at December 31, 2021 is 1.22 years.

The aggregate intrinsic value for fully vested, exercisable options was $0 at December 31, 2021. The aggregate intrinsic value of options exercised for the year ended at December 31, 2020 was $0. The actual tax benefit realized from stock option exercises for the year ended at December 31, 2021 and 2020 was $0 as no options were exercised.

At December 31, 2021 the Company has 34,181,909 options or stock awards available for grant under the 2021 Plan.

Issuance of Options in Subsidiary

During the years ended December 31, 2021 the Subsidiary also issued 4,500,000 stock options to an affiliate (beneficially owned by Michael Sheikh, Ola Soderquist and David Platt) under its 2017 Stock Plan. There was no such issuance at the year ended December 31, 2020. The option agreement includes provisions for dilutive issuance and cash-less exercise.

At December 31, 2021 the Company has no additional options or stock awards available for grant under the subsidiary’s 2017 Plan.